Related Party Transactions (Details) - Schedule of major transactions with related parties - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Advances from related parties
Advances from related parties	¥ 1,837	¥ 97,478
Repayment of advances from related parties
Repayment of advances from related parties	8,180	105,912
Advances to related parties
Advances to related parties	400	44,198
Repayment of advances to related parties
Repayment of advances to related parties	328	46,867
Meifu English [Member]
Advances from related parties
Advances from related parties	724	19,091
Repayment of advances from related parties
Repayment of advances from related parties	7,826	15,258
Advances to related parties
Advances to related parties	24	1,033
Repayment of advances to related parties
Repayment of advances to related parties		1,267
Chengdu School [Member]
Advances from related parties
Advances from related parties	500	19,685
Repayment of advances from related parties
Repayment of advances from related parties		26,924
Repayment of advances to related parties
Repayment of advances to related parties		17
Shenzhen Shuangge [Member]
Advances from related parties
Advances from related parties	48	422
Repayment of advances from related parties
Repayment of advances from related parties		304
Repayment of advances to related parties
Repayment of advances to related parties		5,296
Shenzhen Yilian Education [Member]
Advances from related parties
Advances from related parties	138
Advances to related parties
Advances to related parties		5,013
Repayment of advances to related parties
Repayment of advances to related parties	212	16
Meten Talent Service [Member]
Advances from related parties
Advances from related parties	427	3,406
Repayment of advances from related parties
Repayment of advances from related parties	354	8,161
Advances to related parties
Advances to related parties	96	453
Repayment of advances to related parties
Repayment of advances to related parties	87	896
Mr. Zhao Jishuang [Member]
Advances from related parties
Advances from related parties		54,874
Repayment of advances from related parties
Repayment of advances from related parties		55,265
Zhongshi Culture [Member]
Advances to related parties
Advances to related parties	16	118
Repayment of advances to related parties
Repayment of advances to related parties	29	597
Xiamen Siming Meten School [Member]
Advances to related parties
Advances to related parties	264	2,067
Mr. Peng Siguang and Mr. Guo Yupeng [Member]
Advances to related parties
Advances to related parties		35,514
Repayment of advances to related parties
Repayment of advances to related parties		35,514
Shenzhen Meten Oversea [Member]
Repayment of advances to related parties
Repayment of advances to related parties		¥ 3,264